                United States Securities and Exchange Commission
                              Washington, DC 20549

                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    UBS Swiss Financial Advisers AG
Address: Loewenstrasse 49
         Zurich, Switzerland CH-8098

13F File Number: 28-11603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:  Dustin Milne
Title: Executive Director
Phone: 41-44-237-8793

Zurich, Switzerland November 15, 2010
Signature, Place, and Date of Signing:

/s/ Dustin Milne
-------------------------------------
Dustin Milne
Zurich, Switzerland November 15, 2010

Name:  Piia Pasanen
Title: Director
Phone: 41-44-237-8602

Zurich, Switzerland November 15, 2010
Signature, Place, and Date of Signing:

/s/ Piia Pasanen
-------------------------------------
Piia Pasanen
Zurich, Switzerland November 15, 2010

Report Type  (Check only one):

[ ]  13F Holdings Report

[X]  13F Notice

[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-10396               UBS AG